                             Rochester Fund Municipals

                          Supplement dated July 26, 2006
                      to the Prospectus dated April 30, 2006

This supplement amends the Prospectus dated April 30, 2006.

This Prospectus is revised as follows:

1.    The sub-section "By Telephone," in the section titled "How to Get More Information,"
   on the back cover page, is deleted in its entirety and replaced with the following:

      By Telephone:     Call OppenheimerFunds Services toll-free:
                        1.800.CALL.OPP (225.5677)

July 26, 2006                                                                   PS0365.013